Trade and Other Receivables - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer
Disclosure Of Financial Assets [Line Items]
Trade and other receivables held for use	$ 0
Description of how management determines concentrations	10%	10%
Number of customers with sales representing 10% or more of revenues | customer	0	0
Impairment loss	$ 0	$ 0
Bottom of range
Disclosure Of Financial Assets [Line Items]
Collection or settlement period	10 months
Top of Range
Disclosure Of Financial Assets [Line Items]
Collection or settlement period	24 months